DEBT (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term loans		$ 872,852	$ 820,761
Less: current portion		457,940	287,986
Long term portion		414,912	532,775
Wenzhou Bank | Debt instrument dated on November 24, 2016 to November 24, 2017
Debt Instrument [Line Items]
Long-term loans			$ 100,795
Effective Interest Rate			6.35%
Bank of China Longwan Branch | Debt instrument dated on April 13, 2016 to April 14, 2019
Debt Instrument [Line Items]
Long-term loans		$ 262,009	$ 290,866
Effective Interest Rate		5.70%	5.70%
Bank of China Longwan Branch | Debt instrument dated on June 8, 2016 to April 14, 2019
Debt Instrument [Line Items]
Long-term loans		$ 303,501	$ 285,107
Effective Interest Rate		5.70%	5.70%
Party A Loan | Debt instrument dated on October 25, 2016 to October 25, 2017
Debt Instrument [Line Items]
Long-term loans	[1]		$ 143,993
Effective Interest Rate	[1]		4.35%
Longwan Rural Commercial Bank Shacheng Branch | Debt instrument dated on September 30, 2017 to September 28, 2018
Debt Instrument [Line Items]
Long-term loans		$ 307,342
Effective Interest Rate		10.45%

[1]	Party A is an unrelated party